Prima facie tax reconciliation	6 Months Ended
Jun. 30, 2019
Major components of tax expense (income) [abstract]
Prima facie tax reconciliation
Prima facie tax reconciliation

	Six months to 30 June 2019 US$m	Six months to 30 June 2018 US$m
Profit before taxation	5,186	6,732
Deduct: share of profit after tax of equity accounted units	(208)	(326)
Parent companies' and subsidiaries' profit before tax	4,978	6,406

Prima facie tax payable at UK rate of 19 per cent (2018: 19 per cent)	946	1,217
Higher rate of tax on Australian underlying earnings	710	553
Impact of items excluded in arriving at underlying earnings(a):
– Impairment charges(b)	462	(2)
– Net gains on consolidation and disposal of interests in businesses	—	(3)
– Exchange and gains/losses on certain derivatives	(7)	20
– Tax charge relating to expected divestments(c)	—	472
– Reversal of inventory provision at Oyu Tolgoi	5	—
Other tax rates applicable outside the UK and Australia on underlying earnings	(19)	(55)
Amounts under/(over) provided in prior years	92	(71)
Other items	66	102
Total taxation charge(d)	2,255	2,233

(a)	The impact for each item includes the effect of tax rates applicable outside the UK.

(b)
The tax impact of impairment includes the write down of deferred tax in respect of prior year tax losses in Mongolia and recognition of deferred tax on impaired assets. Refer to the impairment charges note on pages F-11 and F-12.

(c)
Capital gains tax in respect of the Australian coal disposals became chargeable upon signing of the sales agreements during the period to 30 June 2018. The amount excluded from underlying earnings related to tax on the gains on the disposal of Hail Creek and Kestrel which were recognised in the second half of 2018; amounts relating to Winchester South and Valeria were included within underlying earnings, since they were undeveloped properties.

(d)
This tax reconciliation relates to the Group's parent companies, subsidiaries and joint operations, and excludes equity accounted units. The Group's share of profit of equity accounted units is net of tax charges of US$118 million (30 June 2018: US$185 million).